Annual Total Returns - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Tax Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class II	May 30, 2023
Bar Chart Table:
Annual Return 2013	0.02%
Annual Return 2014	0.03%
Annual Return 2015	0.08%
Annual Return 2016	0.25%
Annual Return 2017	0.56%
Annual Return 2018	1.15%
Annual Return 2019	1.21%
Annual Return 2020	0.38%
Annual Return 2021	0.01%
Annual Return 2022	0.93%